Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 06, 2013
Document and Entity Information:
Entity Registrant Name	SW China Imports, Inc.
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Central Index Key	0001516559
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		500,000,000
Entity Public Float		$ 22,330,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Balance Sheet (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 600	$ 14,773
Assets, Current	600	14,773
Assets	600	14,773
Liabilities, Current
Accounts payable	559
Notes payable to stockholder	39,550	35,650
Liabilities, Current	40,109	35,650
Liabilities	40,109	35,650
Stockholders' (deficit)
Common Stock, Value, Issued	50,000	11,157
Additional Paid in Capital, Common Stock	58,954,763	106,172
(Deficit) accumulated during the development stage	(59,044,272)	(138,206)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(39,509)	(20,877)
Total liabilities and stockholders' (deficit)	600	14,773
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares Issued	500,000,000	111,570,000
Common Stock, Shares Outstanding	500,000,000	111,570,000
Common Stock, Value, Outstanding	$ 50,000	$ 11,157

Statement of Operations (USD $)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Expenses
General and Administrative Expense	$ 77	$ 617	$ 694
Consulting Fees	50,000	23,464,375	23,514,375
Legal Fees	82,500	26,788	109,288
Accounting Fees	4,000	6,500	10,500
Director Fees		35,400,000	35,400,000
Transfer Agent Fees		3,727	3,727
Operating Income (Loss)	(136,577)	(58,902,007)	(59,038,584)
Other income (expense)
Interest Expense	(1,629)	(4,059)	(5,688)
Other income (expense), net	(1,629)	(4,059)	(5,688)
Net (loss)	$ (138,206)	$ (58,906,066)	$ (59,044,272)
Earnings Per Share
Earnings Per Share, Basic	$ 0	$ (0.4)
Weighted Average Number of Shares Outstanding, Basic	110,334,727	147,653,661
Earnings Per Share, Diluted	$ 0	$ (0.4)
Weighted Average Number of Shares Outstanding, Diluted	110,334,727	147,653,661

Statement of Shareholders' (Deficit) (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Feb. 22, 2011
Stock Issued During Period, Value, New Issues	$ 11,157	$ 104,543		$ 115,570
Stock Issued During Period, Shares, New Issues	111,570,000			111,570,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	1,000	99,000		100,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	110,000,000			110,000,000
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			(138,206)	(138,206)
Stockholders' Equity, Period Increase (Decrease)				(20,877)
Stock Issued During Period, Shares, Period Increase (Decrease)	111,570,000			111,570,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011				(20,877)
Shares, Outstanding at Dec. 31, 2011	111,570,000			111,570,000
Stock Issued During Period, Value, New Issues	101	20,049		20,150
Stock Issued During Period, Shares, New Issues	1,007,500			1,007,500
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	39,242	58,824,133		58,863,375
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	392,422,500			392,422,500
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			(58,906,066)	(58,906,066)
Stockholders' Equity, Period Increase (Decrease)				(18,632)
Stock Issued During Period, Shares, Period Increase (Decrease)	388,430,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2012				$ (39,509)
Shares, Outstanding at Dec. 31, 2012	500,000,000			500,000,000

Statement of Cash Flows (USD $)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Net Cash Provided by (Used in) Operating Activities
Net (loss)	$ (138,206)	$ (58,906,066)	$ (59,044,272)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Common stock issued in connection with services provided by consultants	100,000	23,463,375	23,563,375
Common stock issued to officers		35,400,000	35,400,000
Imputed interest on related party loan	1,629	3,909	5,538
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	101,629	58,867,284	58,968,913
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts payable		709	709
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities		709	709
Net Cash Provided by (Used in) Operating Activities	(36,577)	(38,073)	(74,650)
Net Cash Provided by (Used in) Financing Activities
Increase (decrease) in notes payable to a stockholder	35,650	3,900	39,550
Proceeds from (Repayments of) Notes Payable		20,000	20,000
Proceeds from Issuance of Common Stock	15,700		15,700
Net Cash Provided by (Used in) Financing Activities	51,350	23,900	75,250
Cash and Cash Equivalents, Period Increase (Decrease)	14,773	(14,173)	600
Cash and Cash Equivalents, at Carrying Value		14,773
Cash and Cash Equivalents, at Carrying Value	$ 14,773	$ 600	$ 600

Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes
Note 1 - Summary of Significant Accounting Policies

NOTE 1 – Summary of Significant Accounting Policies

Organization

SW China Imports, Inc. (“Company” or “SW China Imports”) is a development stage company with minimal operations.  SW China Imports was incorporated under the laws of the State of Nevada on February 23, 2011.  The Company’s business plan calls for the Company to import high-end handmade lace wigs and hairpieces manufactured overseas, as well as other beauty supplies and accessories, into the United States.  SW China Imports intends to sell these products in bulk to beauty supply stores, hair salons, and independent hair stylists.  SW China Imports also intends to sell its products directly to the retail consumer via the Internet.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (US GAAP) for financial information and in accordance with the Securities and Exchange Commission’s (SEC) Regulation S-X.  They reflect all adjustments which are, in the opinion of the Company’s management, necessary for a fair presentation of the financial position and operating results as of and for the fiscal year ended December 31, 2012, the period February 23, 2011 (inception) to December 31, 2011, and for the cumulative period February 23, 2011 (inception) to December 31, 2012.

Use of Estimates

The accompanying financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.  Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgment.  Actual results may vary from these estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.  As of December 31, 2012, the Company had $600 in cash.  There were no cash equivalents as of December 31, 2012.

Fair Value of Financial Instruments

ASC 820, “Fair Value Measurements” and ASC 825, Financial Instruments, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  It establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value.  A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  It prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair values of the Company’s financial instruments are as follows:

	Fair Value Measurement at December 31, 2012 Using:

	December 31, 2012	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and equivalents	$600	$600	$-	$-
	$600	$600	$-	$-

Liabilities
Accounts payable	$559	$559	$-	$-
Note payable to stockholder	39,550	39,550	-	-
	$40,109	$40,109	$-	$-

	Fair Value Measurement at December 31, 2011 Using:

	December 31, 2011	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and equivalents	$14,773	$14,773	$-	$-
	$14,773	$14,773	$-	$-

Liabilities
Note payable to stockholder	35,650	35,650	-	-
	$35,650	$35,650	$-	$-

Net Loss per Share Calculation

Basic net loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period.   Diluted earnings per shares is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.  During the the fiscal year ended December 31, 2012 and the period February 23, 2011 (inception) to December 31, 2011 the Company had no dilutive financial instruments issued or outstanding.

Revenue Recognition

For the period February 23, 2011 (inception) to December 31, 2012, we did not realize any revenue.

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740, Income Taxes.  Under FASB ASC 740-10-25, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes.  The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets.  SW China Imports establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period.  Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about its ability to realize the related deferred tax asset.  Any change in the valuation allowance will be included in income in the year of the change in estimate.

Fiscal Year

The Company elected December 31st for its fiscal year end.

Note 2 - Development Stage Activities and Going Concern	12 Months Ended
Dec. 31, 2012
Notes
Note 2 - Development Stage Activities and Going Concern

NOTE 2 – Development Stage Activities and Going Concern

The Company is in the development stage and has minimal operations, and as such has devoted most of its efforts since its inception to developing its business plan, issuing common stock, attempting to raise capital, establishing its accounting systems and other administrative functions.  The Company plans on importing high-end handmade lace wigs and hairpieces and other beauty supplies and accessories manufactured in China and South Korea into the United States.  After import, the Company intends to sell its products in bulk to beauty supply stores, hair salons, and independent hair stylists.  The Company also intends to sell its products directly to the retail consumer via the Internet.  Additionally, the Company intends to conduct additional capital formation activities through the issuance of its common stock and to achieve these long-term business growth strategies.

While management of the Company believes that SW China Imports will be successful in its planned operating activities under its business plan and capital formation activities, there can be no assurance that it will be able to successfully execute on either of these or that it will be able to generate adequate revenues to earn a profit or sustain its operations.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United State of America, which contemplate continuation of the Company as a going concern.  The Company has not established a source of revenues sufficient to cover its operating costs, and as such, has incurred an operating loss since its inception.  Further, as of December 31, 2012, the Company had a working capital deficiency of ($39,509).  These and other factors raise substantial doubt about the Company’s ability to continue as a going concern.  The accompanying financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern.

Note 3 - Common Stock	12 Months Ended
Dec. 31, 2012
Notes
Note 3 - Common Stock

NOTE 3 – Common Stock

The total number of common shares authorized that may be issued by the Company is 500,000,000 shares with a par value of $0.0001 per share.

During the period February 23, 2011 (inception) to December 31, 2012 the Company issued an aggregate of 506,000,000 shares as follows:

  100,000,000 shares to its officers as Founder’s Shares;
  10,000,000 shares to consultants for total consideration of $100,000, or $0.01 per share, based on the value of the services performed;
  1,570,000 shares to investors for $15,700 in cash ($0.01 per share);
  1,000,000 shares to an investor that has subscribed to pay the Company $10,000 in cash ($0.01 per share);
  1,007,500 shares to retire an outstanding convertible promissory note aggregating $20,150 in principal and accrued interest ($0.02 per share, which was a fixed conversion price as per the Promissory Note Agreement entered into with M Stocks, LLC on August 29, 2012; as such, no gain or loss was incurred with this issuance);
  236,000,000 shares to the Company’s officers valued at $35,376,400 ($0.15 per share, which was the closing price of the Company’s stock as reported by the OTC Bulletin Board on the date of issue); and
  156,422,500 shares to consultants valued at $23,463,375 ($0.15 per share, which was the closing price of the Company’s stock as reported by the OTC Bulletin Board on the date of issue).

On August 6, 2012, after making numerous attempts to collect the cash due for subscribed stock, the Company cancelled and returned to its treasury 1,000,000 shares of its subscribed common stock, $0.0001 par value.

On November 27, 2012, the Company mutually agreed to rescind its consulting agreement with Arctic Eyes, LLC.  Arctic Eyes returned 5,000,000 shares of the Company’s common stock, $0.0001 par value, which was subsequently cancelled by the Company.

As of December 31, 2012, the Company had 500,000,000 shares of its common stock issued and outstanding.

Note 4 - Preferred Stock	12 Months Ended
Dec. 31, 2012
Notes
Note 4 - Preferred Stock

NOTE 4 – Preferred Stock

The total number of preferred shares authorized that may be issued by the Company is 50,000,000 shares with a par value of $0.0001 per share.

As of December 31, 2012, the Company had no shares of its preferred stock issued and outstanding.

Note 5 - Income Taxes	12 Months Ended
Dec. 31, 2012
Notes
Note 5 - Income Taxes

NOTE 5 – Income Taxes

The provision (benefit) for income taxes for the period from February 23, 2011 (inception) to December 31, 2012 was as follows, assuming a 35 percent effective tax rate:

	For the period February 23, 2011 (inception) to 12/31/11		For the period February 23, 2011 (inception) to 12/31/12
Current tax provision:
Federal
Taxable income	$-	$

Total current tax provision	$-	$

Deferred tax provision:
Federal
Loss carryforwards	$12,802		$26,376
Change in valuation allowance	(12,802)		(26,376)

Total deferred tax provision	$-		$-

As of December 31, 2012, the Company had approximately $75,359 in tax loss carryforwards that can be utilized in future periods to reduce taxable income through 2031.

The Company provided a valuation allowance equal to the deferred income tax assets for the period from February 23, 2011 (inception) to December 31, 2012 because it is not presently known whether future taxable income will be sufficient to utilize the tax loss carryforwards.

The Company has no uncertain tax positions.

Note 6 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes
Note 6 - Related Party Transactions

NOTE 6 – Related Party Transactions

As of December 31, 2012, the Company operated out of office space that is being provided to us by our former treasurer and secretary, Jae Hwang, free of charge.  There is no written agreement or other material terms relating to this arrangement.

For the period February 23, 2011 (inception) to December 31, 2012 the Company’s rent expense was zero.  This is because of the short time period and the minimal level of operating activities that have transpired during this period of time.

As of December 31, 2012, the Company had a note payable to a related party stockholder in the amount of $39,550.  This note is payable on demand and is non-interest bearing.  As of December 31, 2012 this note has accrued $5,538 in imputed interest that has been recorded in the financial statements as additional paid-in capital.

Note 7 - Note Payable From Non-related Party	12 Months Ended
Dec. 31, 2012
Notes
Note 7 - Note Payable From Non-related Party

NOTE 7 – Note Payable from Non-Related Party

On August 29, 2012, the Company borrowed $20,000 from a non-related party, M Stock, LLC (“M Stock”).  This note payable was for a term of one (1) year, accrued interest a rate of 2% per annum, and was convertible at a fixed rate of $0.02 per share into shares of the Company’s common stock.

On November 27, 2012, M Stock opted to convert this note payable into shares of the Company’s common stock at the predetermined conversion rate of $0.02 a share.  M Stock was subsequently issued 1,007,500 shares of our common stock in exchange for retiring this note payable, inclusive of principal ($20,000) and accrued interest ($150).  No gain or loss was incurred because the fixed conversion price of $0.02 a share was predetermined and within the terms of the Promissory Note entered into on August 29, 2012.

Note 8 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Notes
Note 8 - Recent Accounting Pronouncements

NOTE 8 – Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This update amended explanations of how to measure fair value to result in common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards.  ASU 2011-04 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with prospective application required.  The adoption of this did not have a material effect on the Company’s financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income.”  This update amended the presentation options in Accounting Standards Codification (“ASC”) 220, “Comprehensive Income,” to provide an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with retrospective application required.  The adoption of this standard did not have a material effect on the Company’s financial position, results of operations or cash flows.

In September 2011, the FASB issued ASU 2011-08 “Intangibles – Goodwill and Other”.  This new guidance on testing goodwill provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any).  If an entity determines that the fair value of a reporting unit is less than its carrying amount, the two-step goodwill impairment test is not required.  ASU 2011-08 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with prospective application required.  The adoption of this standard did not have a material effect on the Company’s financial position, results of operations or cash flows.

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income” in Accounting Standards Update No. 2011-05.  This update defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income in both the statement of income where net income is presented and the statement where other comprehensive income is presented.  The adoption of ASU 2011-12 is not expected to have a material impact on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in Accounting Standards Update No. 2012-02.  This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill.  The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.  The adoption of ASU 2012-02 is not expected to have a material impact on the Company’s financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03.  This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114.  The adoption of ASU 2012-03 is not expected to have a material impact on the Company’s financial position or results of operations.

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial statements.

Note 9 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Notes
Note 9 - Subsequent Events	NOTE 9 – Subsequent Events There were no material subsequent events through the date these financial statements were filed with the Securities and Exchange Commission on Form 10-K.

Note 1 - Summary of Significant Accounting Policies: Organization (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Organization

Organization

SW China Imports, Inc. (“Company” or “SW China Imports”) is a development stage company with minimal operations.  SW China Imports was incorporated under the laws of the State of Nevada on February 23, 2011.  The Company’s business plan calls for the Company to import high-end handmade lace wigs and hairpieces manufactured overseas, as well as other beauty supplies and accessories, into the United States.  SW China Imports intends to sell these products in bulk to beauty supply stores, hair salons, and independent hair stylists.  SW China Imports also intends to sell its products directly to the retail consumer via the Internet.

Note 1 - Summary of Significant Accounting Policies: Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (US GAAP) for financial information and in accordance with the Securities and Exchange Commission’s (SEC) Regulation S-X.  They reflect all adjustments which are, in the opinion of the Company’s management, necessary for a fair presentation of the financial position and operating results as of and for the fiscal year ended December 31, 2012, the period February 23, 2011 (inception) to December 31, 2011, and for the cumulative period February 23, 2011 (inception) to December 31, 2012.

Note 1 - Summary of Significant Accounting Policies: Use of Estimates (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Use of Estimates

Use of Estimates

The accompanying financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.  Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgment.  Actual results may vary from these estimates.

Note 1 - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.  As of December 31, 2012, the Company had $600 in cash.  There were no cash equivalents as of December 31, 2012.

Note 1 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820, “Fair Value Measurements” and ASC 825, Financial Instruments, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  It establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value.  A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  It prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair values of the Company’s financial instruments are as follows:

	Fair Value Measurement at December 31, 2012 Using:

	December 31, 2012	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and equivalents	$600	$600	$-	$-
	$600	$600	$-	$-

Liabilities
Accounts payable	$559	$559	$-	$-
Note payable to stockholder	39,550	39,550	-	-
	$40,109	$40,109	$-	$-

	Fair Value Measurement at December 31, 2011 Using:

	December 31, 2011	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and equivalents	$14,773	$14,773	$-	$-
	$14,773	$14,773	$-	$-

Liabilities
Note payable to stockholder	35,650	35,650	-	-
	$35,650	$35,650	$-	$-

Note 1 - Summary of Significant Accounting Policies: Net Loss Per Share Calculation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Net Loss Per Share Calculation

Net Loss per Share Calculation

Basic net loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period.   Diluted earnings per shares is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.  During the the fiscal year ended December 31, 2012 and the period February 23, 2011 (inception) to December 31, 2011 the Company had no dilutive financial instruments issued or outstanding.

Note 1 - Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Revenue Recognition	Revenue Recognition For the period February 23, 2011 (inception) to December 31, 2012, we did not realize any revenue.

Note 1 - Summary of Significant Accounting Policies: Income Taxes (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Income Taxes

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740, Income Taxes.  Under FASB ASC 740-10-25, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes.  The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets.  SW China Imports establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period.  Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about its ability to realize the related deferred tax asset.  Any change in the valuation allowance will be included in income in the year of the change in estimate.

Note 1 - Summary of Significant Accounting Policies: Fiscal Year (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Fiscal Year	Fiscal Year The Company elected December 31st for its fiscal year end.

Note 1 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Fair Value Measurements, Recurring and Nonrecurring (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Fair Value Measurements, Recurring and Nonrecurring

	Fair Value Measurement at December 31, 2011 Using:

	December 31, 2011	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and equivalents	$14,773	$14,773	$-	$-
	$14,773	$14,773	$-	$-

Liabilities
Note payable to stockholder	35,650	35,650	-	-
	$35,650	$35,650	$-	$-

Note 5 - Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	For the period February 23, 2011 (inception) to 12/31/11		For the period February 23, 2011 (inception) to 12/31/12
Current tax provision:
Federal
Taxable income	$-	$

Total current tax provision	$-	$

Deferred tax provision:
Federal
Loss carryforwards	$12,802		$26,376
Change in valuation allowance	(12,802)		(26,376)

Total deferred tax provision	$-		$-